COMMITMENTS AND CONTINGENCIES (Details Narrative) - Ensysce Biosciences, Inc [Member] - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Lessee, Operating Lease, Liability, to be Paid		$ 17,850		$ 25,500
Operating Leases, Rent Expense		$ 12,379	$ 9,727	$ 36,645	$ 32,593
Lease Agreement [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Lease commencement date	Oct. 01, 2020
Lease termination date	Oct. 31, 2021